Debt (Tables)	9 Months Ended
Sep. 30, 2019
Debt
Schedule outstanding principal balances on each loan facility

The outstanding principal balances on each loan facility as at September 30, 2019 and December 31, 2018 were as follows:

	As at
	Sep 30, 2019	Dec 31, 2018

NIBC Bank Facility	6,400,000	7,465,000
CACIB Bank Facility	29,200,000	31,300,000
ABN/DVB/NIBC Joint Bank Facility	76,310,030	92,131,594
Nordea/SEB Joint Bank Facility	80,896,719	86,371,847
ABN AMRO Revolving Facility	13,272,587	14,994,279
Total debt	206,079,336	232,262,720
Deferred finance fees	(2,803,032)	(3,908,472)
Net total debt	203,276,304	228,354,248
Current portion of long-term debt	21,017,892	24,217,892
Current portion of deferred finance fees	(1,220,245)	(1,383,349)
Total current portion of long-term debt	19,797,647	22,834,543
Non-current portion of long-term debt	183,478,657	205,519,705

Schedule of future minimum repayments under the loan facilities

Future minimum repayments under the Company’s loan facilities for each year indicated below are as follows:

As at
Sep 30, 2019
2019 (1)	5,254,473
2020	34,290,479
2021	24,222,892
2022	142,311,492
206,079,336

(1)Three-month period ending December 31, 2019